Supplemental consolidated statements of income information - Summary of other operating expense (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Statements [Line Items]
(Gain) loss on purchase/sale of interests in subsidiaries and associates, net		¥ (4,318)	¥ (4,593)	¥ (18,868)
(Gain) loss on sale, disposal or impairment of assets, net	[1]	(417)	8,316	32,122
Other		(7,286)	803	996
Total		(12,021)	(65,494)	14,250
GSN Games Shares
Statements [Line Items]
Gain on transfer of GSN Games shares	[2]	¥ 0	¥ (70,020)	¥ 0

[1]	Refer to Notes 9 and 11.
[2]	Refer to Note 31.